Interim Consolidated Balance Sheets - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 298	$ 241
Accounts receivable	214	174
Taxes receivable	0	1
Inventory	244	224
Prepaids	10	11
Current assets	766	651
Non-current assets
Property, plant and equipment	1,453	1,421
Intangible assets	23	24
Deferred income tax assets	4	4
Other assets	4	3
Non-current assets	1,484	1,452
Assets	2,250	2,103
Current liabilities
Accounts payable and accrued liabilities	256	282
Taxes payable	29	74
Current liabilities	285	356
Non-current liabilities
Long-term debt	549	548
Other liabilities	27	29
Deferred income tax liabilities	183	151
Non-current liabilities	759	728
Shareholders’ equity	1,206	1,019
Liabilities and shareholders' equity	$ 2,250	$ 2,103